As filed with the  Securities and Exchange Commission on November 28, 2008
                                     Investment Company Act File Number 811-8054




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                              DELAFIELD FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1: SCHEDULE OF INVESTMENTS

                                                         Delafield Fund, Inc.
                                                        Statement of Net Assets
                                                           September 30, 2008
                                                              (Unaudited)

                                                    Value                                                                  Value
Common Stocks (81.79%)                Shares       (Note 1)        Common Stocks(Continued)                  Shares       (Note 1)
                                      ------       ---------                                                 ------       ---------
Aerospace & Defense (2.34%)                                        Machinery (9.67%)
Honeywell International Inc.          325,000  $  13,503,750       Albany International Corp.                  600,000  $ 16,398,000
                                                  ------------     Barnes Group Inc.                           600,000    12,132,000
                                                                   Crane Co.                                   325,000     9,655,750
Building Products (1.97%)                                          Harsco Corporation                          110,000     4,090,900
Griffon Corporation*                  325,000      2,931,500       Kennametal Inc.                             500,000    13,560,000
NCI Building Systems, Inc.*            80,000      2,540,000                                                            ------------
Quanex Building Products Corporation  386,000      5,882,640                                                              55,836,650
                                                ------------                                                            ------------
                                                  11,354,140
                                                ------------       Metals & Mining (2.58%)
                                                                   Commercial Metals Company                   335,000     5,658,150
Chemicals (16.36%)                                                 Kaiser Aluminum Corporation                 215,000     9,234,250
Ashland Inc.                          580,000     16,959,200                                                           ------------
Chemtura Corp.                        640,000      2,918,400                                                              14,892,400
Cytec Industries Inc.                 385,000     14,980,350                                                            ------------
Eastman Chemical Company              230,000     12,663,800
Ferro Corporation                     325,000      6,532,500       Oil, Gas & Consumable Fuels (1.95%)
Hercules Incorporated                 750,000     14,842,500       Southern Union Company                      545,000    11,254,250
OM Group, Inc.*                       330,000      7,425,000                                                            ------------
PolyOne Corporation*                  550,000      3,547,500
Solutia Inc.*                         725,000     10,150,000       Paper & Forest Products (0.66%)
Spartech Corporation                  449,200      4,447,080       Schweitzer-Mauduit International, Inc.      200,000     3,798,000
                                                ------------                                                            ------------
                                                  94,466,330
                                                ------------       Professional Services (2.59%)
                                                                   MPS Group, Inc.*                            875,000     8,820,000
Commercial Services & Supplies (2.00%)                             Trueblue, Inc.*                             379,900     6,139,184
Deluxe Corporation                    300,000      4,317,000                                                            ------------
R.R. Donnelley & Sons Company         295,000      7,236,350                                                              14,959,184
                                                ------------                                                            ------------
                                                  11,553,350
                                                ------------       Real Estate Investment Trust (0.90%)
                                                                   Kimco Realty Corporation                    140,000     5,171,600
Computers & Peripherals (1.53%)                                                                                         ------------
Intermec Inc.*                        450,000      8,838,000
                                                ------------       Semiconductors & Semiconductor Equipment (3.32%)
                                                                   Fairchild Semiconductor International, Inc.*950,000     8,445,500
Containers & Packaging (0.25%)                                     International Rectifier Corp.*               70,000     1,331,400
Owen-Illinois, Inc.*                   50,000      1,470,000       Teradyne, Inc.*                           1,200,000     9,372,000
                                                ------------                                                            ------------
                                                                                                                          19,148,900
Electrical Equipment (8.49%)                                                                                            ------------
Acuity Brands Inc.                    385,000     16,077,600
Belden Inc.                           140,000      4,450,600       Specialty Retail (2.38%)
Brady Corporation                     375,000     13,230,000       Collective Brands, Inc.*                    330,000     6,042,300
Hubbell Incorporated                  175,000      6,133,750       Foot Locker, Inc.                           475,000     7,676,000
Rockwell Automation, Inc.             245,000      9,148,300                                                            ------------
                                                ------------                                                              13,718,300
                                                  49,040,250                                                            ------------
                                                ------------
                                                                   Textile, Apparel & Luxury Goods (0.84%)
Electronic Equipment & Instruments (11.07%)                        Maidenform Brands, Inc.*                    335,000     4,860,850
Checkpoint Systems, Inc.*             725,000     13,644,500                                                            ------------
Flextronics International Ltd.*     4,250,000     30,090,000
Gerber Scientific, Inc.*              400,000      3,656,000       Trading Companies & Distributors (3.92%)
LeCroy Corporation*                   424,800      3,266,712       RSC Holdings Inc.*                          625,000     7,100,000
Vishay Intertechnology Inc.*        2,000,000     13,240,000       Rush Enterprises, Inc. Class A*             625,000     8,000,000
                                                ------------       WESCO International, Inc.*                  235,000     7,562,300
                                                  63,897,212                                                            ------------
                                                ------------                                                              22,662,300
                                                                                                                        ------------
Energy Equipment & Services (0.22%)                                Total Common Stocks (Cost $512,395,391)             $ 472,181,116
Weatherford International Ltd.*        50,000      1,257,000                                                            ------------
                                                ------------
                                                                   Warrants (0.00%)
Health Care Equipment & Supplies (0.87%)                           Clark Holdings Inc.*                        410,000        20,500
Kinetic Concepts, Inc.*               175,000      5,003,250                                                            ------------
                                                ------------       Total Warrants (Cost $465,970)                      $      20,500
                                                                                                                        ------------
Household Durables (4.01%)
Leggett & Platt, Incorporated         300,000      6,537,000                                               Face            Value
Lifetime Brands, Inc.                 526,800      5,136,300       Short-Term Investments (20.05%)        Amount          (Note 1)
(The) Stanley Works                   275,000     11,478,500                                              ------          --------
                                                ------------       Investment Company (20.05%)
                                                  23,151,800       Daily Income Fund - Money Market
                                                ------------       Portfolio - Institutional Shares(a)   $115,763,000    115,763,000
                                                                                                                        ------------
Industrial Conglomerates (2.92%)                                   Total Short-Term Investments
Carlisle Companies Incorporated       340,000     10,189,800          (Cost $115,763,000)                              $ 115,763,000
Tyco International Ltd.               190,000      6,653,800                                                            ------------
                                                ------------       Total Investments (101.84%)Cost $628,624,361+)        587,964,616
                                                  16,843,600       Liabilities in excess of cash and other assets,
                                                ------------              (-1.84%)                                      (10,611,952)
                                                                                                                        ------------
Life Science Tools & Services (0.95%)                              Net Assets (100.00%),
Thermo Fisher Scientific Inc.*        100,000      5,500,000          26,864,364 shares outstanding                    $ 577,352,664
                                                ------------                                                          ==============
                                                                     Net asset value, offering and redemption
                                                                     price per share:                                  $       21.49
                                                                                                                      ==============

--------------------------------------------------------------------------------

*   Non-income producing.

+ Aggregate cost for federal income tax purposes is $629,638,809. Aggregate gross unrealized appreciation and depreciation are based on cost for federal income tax purposes, $29,718,083 and $71,392,276 respectively, resulting in net depreciation of $41,674,193.

Note 1:

Securities traded on a national securities exchange are valued at the last recorded sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities are valued at the mean between the last reported bid and asked prices. All short-term investments are valued at amortized cost which approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of September 30, 2008:

Valuation Inputs                                                          Investment in Securities
----------------                                                          ------------------------
Level 1 - Quoted Prices                                                      $    472,201,616
Level 2 - Other Significant Observable Inputs                                     115,763,000
Level 3 - Significant Unobservable Inputs                                                 -0-
                                                                             ----------------
Total                                                                        $    587,964,616
                                                                             ================

(a)The Fund is permitted to invest its uninvested cash in affiliated money market funds under Rule 12d1-1 of the 1940 Act. As of September 30, 2008, the Fund has $115,763,000 invested in Daily Income Fund - Money Market Portfolio Institutional Class Shares, which is also managed by the Manager. For the period ended September 30, 2008, the Fund's pro rata portion of the periodic expenses charged by the acquired fund was less than one basis point.

On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Delafield Fund, Inc.

By (Signature and Title)* /s/Christine Manna
                             Christine Manna, Secretary
Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Michael P. Lydon
                             Michael P. Lydon, Principal Executive Officer
Date: November 28, 2008

By (Signature and Title)* /s/Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary
Date: November 28, 2008

* Print the name and title of each signing officer under his or her signature.